CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 418,570	$ 1,910,821
Restricted cash	250,000	1,000,000
Accounts receivable	175,408	1,224
Prepaid expense	39,975	31,184
Rental deposits	1,500	2,200
Total Current Assets	885,453	2,945,429
Fixed Assets
Furniture and Equipment, net	67,497	80,467
Total Fixed Assets	67,497	80,467
Other Assets
Security deposit	36,446	5,157
Intangible assets, net	4,703,078	40,841
Total Other Assets	4,739,524	45,998
Total Assets	5,692,474	3,071,894
Liabilities and Stockholders' Equity
Line of Credit	250,000	1,000,000
Accounts payable	72,100	64,766
Accrued expenses	1,888,344	442,329
Note payable - related party	80,453	5,078
Total Current Liabilities	2,290,897	1,512,173
Stockholders' Equity
Preferred stock - $.001 par value; 10,000,000 shares authorized, 0 shares issued and outstanding	0	0
Common stock - $.001 par value; 75,000,000 shares authorized, 12,119,367 shares issued and outstanding	12,119	11,257
Additional paid-in capital	11,415,761	6,200,520
Accumulated deficit	(8,026,303)	(4,652,056)
Total Stockholders' Equity (Deficit)	3,401,577	1,559,721
Total Liabilities and Stockholders' Equity	$ 5,692,474	$ 3,071,894